Supplement No. 1 dated November 15, 1996

                                       to

                       Prospectus dated March 1, 1996 for:
                  STATE STREET RESEARCH GOVERNMENT INCOME FUND
                a series of State Street Research Financial Trust

                                       and

                        Prospectus dated May 1, 1996 for:
                      STATE STREET RESEARCH TAX-EXEMPT FUND
                  STATE STREET RESEARCH NEW YORK TAX-FREE FUND
                series of State Street Research Tax-Exempt Trust


Purchase of Shares --
    Class A Shares -- Initial Sales Charges --
    Sales Charges

    The second paragraph under the above caption is hereby revised in its entirety as follows:

    "On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer a commission based on the aggregate of such sales as follows:

Amount of Sale                      Commission
--------------                      ----------
(a) $1 million to $3 million           1.00%
(b) Next $2 million                    0.50%
(c) Amount over $5 million             0.25%"